Restructuring	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Restructuring [Abstract]
Restructuring

13.    Restructuring

The Company periodically takes action to improve operating efficiencies, typically in connection with rationalizing the cost structure of the Company. The Company’s footprint and headcount reductions and organizational integration actions relate to discrete, unique restructuring events, primarily reflected in approved plans for reductions in force (“RIF”).

The Company’s restructuring activity and balance of the restructuring liability is as follows:

(dollars in thousands)	September 30, 2023
Balance at January 1	$2,036
Restructuring charges	145
Payment of benefits	(0)
Balance at September 30	2,181

As of September 30, 2023 and December 31, 2022, the current portion of the restructuring liability was $2.2 million and $2.0 million respectively, and was included in “Accrued compensation and benefits” in the condensed combined and consolidated balance sheets.

15. Restructuring

The Business periodically takes action to improve operating efficiencies, typically in connection with rationalizing the cost structure of the Business. The Business’ footprint and headcount reductions and organizational integration actions relate to discrete, unique restructuring events, primarily reflected in approved plans for reductions in force (“RIF”).

The Business’ restructuring activity and balance of the restructuring liability is as follows:

	December 31,
(dollars in thousands)	2022	2021
Balance at January 1	$4,237	$108
Restructuring charges	267	6,379
Payment of benefits	(2,468)	(2,250)
Balance at December 31	2,036	4,237

As of December 31, 2022 and 2021, the current portion of the restructuring liability was $2.0 million and $4.2 million, respectively, and was included in “Accrued compensation and benefits” in the combined and consolidated balance sheets.

During the first half of 2021, the Business closed two of its French offices, Caen and Nantes, and incurred total restructuring costs of approximately $6.4 million, of which $5.6 million and $0.8 million is included in “Cost of revenue” and “Selling, general and administrative expenses”, respectively in the combined and consolidated statements of operations and comprehensive loss for the year ended December 31, 2021. As part of this restructuring, the Business sold one office building for $3.0 million, recording a gain of $1.9 million, included in Selling, general and administrative expenses in the combined and consolidated statements of operations and comprehensive loss for the year ended December 31, 2021.